Offerings - Offering: 1	May 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares no par value
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	7.72
Maximum Aggregate Offering Price	$ 46,320,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,091.59
Offering Note	Amount Registered: Represents common shares, no par value (the "Common Shares"), of Aurinia Pharmaceuticals Inc. (the "Registrant") that may be offered or issued under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of Common Shares of the Registrant. Proposed Maximum Offering Price per Unit: Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended, (the "Securities Act") solely for the purpose of calculating the registration fee on the basis of $7.72, the average of the high and low price of the Common Shares as reported on the Nasdaq Global Market on May 14, 2025.